Segment Information - Revenue from external customers (Detail) - Sales Revenue - Geographic Concentration Risk	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
United States
Revenue from external customers
Revenue from external customers as a percentage of total revenue	37.00%	39.90%	36.50%	40.70%
Poland
Revenue from external customers
Revenue from external customers as a percentage of total revenue	24.10%	20.50%	23.90%	20.50%
Mexico
Revenue from external customers
Revenue from external customers as a percentage of total revenue	19.00%	20.20%	19.80%	20.00%
Predecessor | United States
Revenue from external customers
Revenue from external customers as a percentage of total revenue					37.90%	35.00%
Predecessor | Poland
Revenue from external customers
Revenue from external customers as a percentage of total revenue					21.50%	21.70%
Predecessor | Mexico
Revenue from external customers
Revenue from external customers as a percentage of total revenue					20.40%	21.30%